Convertible debentures (Details)														1 Months Ended	2 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2026 CAD ($) shares	Mar. 20, 2026 USD ($) shares	Mar. 20, 2026 CAD ($) $ / shares shares	Jul. 07, 2025 USD ($)	Mar. 28, 2025 USD ($) shares	Mar. 28, 2025 CAD ($) $ / shares shares	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 06, 2025 CAD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($) $ / shares shares	Jan. 20, 2025 CAD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Jul. 25, 2025 USD ($)
Convertible debentures (Details) [Line Items]
Number of convertible debentures issued (in Shares) | shares	16,748	3,750	3,750		2,420	2,420	25,257	100	100	221,237	152,577	1,480	1,480									1,000	1,000
Issue price per share (in Dollars per share) | $ / shares			$ 3			$ 6.6			$ 4.85				$ 4.85										$ 1,000
Total gross proceeds		$ 2,733,109	$ 3,750,000		$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000		$ 5,000,000			$ 2,000,000				$ 702,700	$ 1,000,000
Bear interest at a rate																						1.25%	1.25%
Conversion price (in Dollars per share) | $ / shares																							$ 6.25
Exercise price (in Dollars per share) | $ / shares			$ 3.75			$ 7			$ 5.25				$ 5.25										$ 7
Initial fair value of the warrants		2,279,221			1,218,875			38,702				405,656										$ 245,147
Value of conversion		$ (2,739,338)			$ (1,954,755)		$ (30,000)	$ 30,000				$ (599,770)					$ (320,000)					$ 320,000
Fair value of conversion feature amount
Gain on change in fair value																					$ 631,360
Warrants per debenture per unit (in Dollars per share) | $ / shares								$ 103.093				$ 103.093
Converted debentures (in Shares) | shares		333.33								373,814											376,347
Converted debt										$ 656,513	$ 2,912,862
gain (loss) on fair value total																				$ 1,513,174
Interest penalty										$ 210,872
loss on issuance of convertible debt																				1,490,278
Debentures units (in Shares) | shares																					2,420
Loss on issuance of convertible debt																		2,285,450		$ 1,490,278	$ 1,490,278
Debenture unit mature tearm		24 months	24 months
Bear interest rate		1.25%	1.25%
Warrant period		5 years	5 years
Accrued interest expens																		13,020
Debenture derivative liabilities																		6,566,357	6,566,357
Convertible debentures balance																		$ 13,020	$ 13,020
Debenture price															1,000
Debenture for gross proceeds															$ 35,000
Debenture interest rate (as a percent)															8.00%	8.00%
Description of common share																		Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before December 31, 2027 for 115% of the Unbuzzd Liquidity Event Price.The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$0.15 per Unbuzzd Unit; ii)In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:
Description of conversion price																		The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$0.15 per Unbuzzd Unit; ii)In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:
Share price															$ 0.00017	$ 0.00025
Fair value of warrants
Subscription price																								$ 1,000
Principal amount secured convertible debenture																								1,111.11
Warrants gross proceeds																								$ 122,222
Aggregate gross proceeds																		$ 500,000
Share price | (per share)																		$ 0.00017	$ 0.00025
Fair value of the warrants
Top of range [member]
Convertible debentures (Details) [Line Items]
Converted partial amount (in Dollars)	$ 49,998
Bottom of range [member]
Convertible debentures (Details) [Line Items]
Converted partial amount (in Dollars)	$ 247
Total for all related parties [member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																					330
Loss on issuance of convertible debt																					$ 1,059,206
December 2024 Debenture Units Issued One [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																					330
December 2024 Debenture Units Issued Two [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																					1,060
March 20, 2026 Debentures [Member]
Convertible debentures (Details) [Line Items]
Issue price per share (in Dollars per share) | $ / shares			$ 1,000
March 2026 Debenture Units [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																		1,400	1,400
Loss on issuance of convertible debt																		$ 2,285,450
March 2026 Debenture Units [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																		3,750	3,750
Related Party Total [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																		300	300
Secured debentures [Member]
Convertible debentures (Details) [Line Items]
Description of common share																		Each unit consists of one (1) Unbuzzd Common Share and (ii) one Unbuzzd Warrant. Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before July 25, 2027, for 115% of the Liquidity Event Price.The conversion price (“Unbuzzd Secured Debenture Conversion Price”) is equal to: i)US$0.05 per Unbuzzd Unit; ii)In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or iii)In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price:
Tranche 1 [Member]
Convertible debentures (Details) [Line Items]
Debenture price														$ 1,000
Debenture for gross proceeds														$ 177,416
Debenture interest rate (as a percent)														8.00%
Additional percentage														10.00%
Aggregate percentage														18.00%
Description of common share																		Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before April 15, 2027 for 115% of the Unbuzzd Liquidity Event Price.
Tranche 2 [Member]
Convertible debentures (Details) [Line Items]
Debenture price				$ 1,000
Debenture for gross proceeds				$ 50,000
Tranche 3 [Member]
Convertible debentures (Details) [Line Items]
Debenture price																	1,000
Debenture for gross proceeds																	$ 92,500